Warrants (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Warrants and Rights Note Disclosure [Abstract]
Summary of Warrant Activity

Following is a summary of the warrant activity during the three and nine months periods ended September 30, 2023 and 2022:

	Number of Share Purchase Warrants	Weighted Average Exercise Price
Outstanding, January 1, 2022	17,631,350	$1.05
Issued	4,838,707	1.24
Exercised	(20,700)	0.49
Expired	—	—
Outstanding, March 31, 2022	22,449,357	1.09
Issued	—	—
Exercised	(1,078,470)	0.48
Expired	(40,261)	0.48
Outstanding, June 30, 2022	21,330,626	1.32
Issued	—	—
Exercised	—	—
Expired	(1,685,375)	0.48
Outstanding, September 30, 2022	19,645,251	$1.27

Outstanding, January 1, 2023	19,633,911	$1.18
Issued	—	—
Exercised	(2,499,453)	0.43
Expired	—	—
Outstanding, March 31, 2023	17,134,458	1.29
Issued	—	—
Exercised	(227,630)	0.97
Expired	(4,530,808)	0.99
Outstanding, June 30, 2023	12,376,020	1.40
Issued	10,000,000	1.00
Exercised	—	—
Expired	—	—
Outstanding, September 30, 2023	22,376,020	$1.22

The following is a summary of share purchase warrants activities during the years ended December 31, 2022 and 2021:

	Number of Share Purchase Warrants	Weighted Average Exercise Price
Outstanding, January 1, 2021	7,507,005	0.49
Issued	16,140,999	1.22
Exercised	(6,016,654)	0.49
Expired	—
Outstanding December 31, 2021	17,631,350	1.05
Issued	4,838,707	$1.24
Exercised	(1,110,510)	$0.48
Expired	(1,725,636)	$0.48
Outstanding December 31, 2022	19,633,911	$1.18

Schedule of Common Stock Share Purchase Warrants Outstanding and Exercisable

As of September 30, 2022, the following common stock share purchase warrants were outstanding and exercisable:

Outstanding	Exercise Price	Remaining life (years)	Expiry Date
203,840	USD$0.62	0.57	April 26, 2023
4,882,838	USD$1.00	0.57	April 26, 2023
2,182,553	USD$0.39	0.59	May 4, 2023
4,838,707	USD$1.24	1.49	March 28, 2024
7,537,313	USD$1.50	3.58	April 29, 2026
19,645,251

As of September 30, 2023, the following common stock share purchase warrants were outstanding and exercisable:

Outstanding	Exercise Price	Remaining life (years)	Expiry Date
4,838,707	USD$1.24	0.75	March 28, 2024
7,537,313	USD$1.50	2.83	April 29, 2026
10,000,000	USD$1.00	6.75	June 30, 2030
22,376,020

As of December 31, 2022, the following share purchase warrants were outstanding and exercisable:

Outstanding	Exercise Price	Remaining life (years)	Expiry Date
—	USD$0.48	0.00	September 3, 2022
4,882,838	USD$1.00	0.32	April 26, 2023
192,500	USD$0.62	0.32	April 26, 2023
2,182,553	USD$0.39	0.34	April 26, 2023
4,838,707	USD$1.24	1.24	May 04, 2023
7,537,313	USD$1.50	3.33	April 29, 2026
19,633,911

As of December 31, 2021, the following share purchase warrants were outstanding and exercisable:

Outstanding	Exercise Price	Remaining life (years)	Expiry Date
2,824,806	USD$0.48	0.48	June 23, 2022
4,882,838	USD$1.00	1.32	April 26, 2023
203,840	USD$0.62	1.32	April 26, 2023
2,182,553	USD$0.39	1.34	May 4, 2023
7,537,313	USD$1.50	4.33	April 29, 2026
17,631,350